NOTE 9 - FAIR VALUE MEASUREMENTS (Tables)	2 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash and cash equivalents	42,201	—	—	42,201
Total financial assets carried at fair value	42,201	—	—	42,201